Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
CURRENT ASSETS
Cash		$ 2,357,216	$ 2,419,115
Short-term investment			2,477,900
Prepayments and other receivables			5,798
Total current assets		2,357,216	4,902,813
OTHER ASSETS
Property and equipment, net		176,429	215,434
Long-term deposits		93,439	92,950
Right-of-use assets, net		386,302	544,385
Total other assets		656,170	852,769
Total assets		3,013,386	5,755,582
CURRENT LIABILITIES
Accrued expenses		1,407,595	348,354
Operating lease liabilities – current		258,124	312,780
Total current liabilities		1,665,825	663,673
NON-CURRENT LIABILITIES
Operating lease liabilities – non – current		128,178	231,635
Total liabilities		1,794,003	895,308
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00001 par value, 100,000,000,000 shares authorized, and 494,488,908 shares issued and outstanding as of December 31, 2025 and June 30, 2025, respectively*	[1]	4,945	4,945
Additional paid-in capital		31,758,262	30,121,231
Accumulated deficit		(30,519,103)	(25,201,116)
Accumulated other comprehensive loss		(24,721)	(64,786)
Total shareholders’ equity		1,219,383	4,860,274
Total liabilities and shareholders’ equity		3,013,386	5,755,582
Related Party
CURRENT LIABILITIES
Other payables – related parties		$ 106	$ 2,539

[1]	Giving retroactive effect to the 38-for-1 share split (as defined below) effected on June 13, 2025.